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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number      811-21750

Kayne Anderson Energy Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor Houston, Texas	77002
(Address of principal executive offices)	(Zip code)

David J. Shladovsky, Esq. KA Fund Advisors, LLC 811 Main Street, 14th Floor Houston, Texas 77002
(Name and address of agent for service)

Registrant's telephone number, including area code:     (310) 284-6438

Date of fiscal year end:          November 30

Date of reporting period:        July 1, 2013 - June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Kayne Anderson Energy Total Return Fund, Inc.

By (Signature and Title)*		/s/ Kevin S. McCarthy
Kevin S. McCarthy,
Date	August 15, 2014	Chairman of the Board of Directors, President and Chief Executive Officer

* Print the name and title of each signing officer under his or her signature.

Item 1 – Proxy Voting Record
Kayne Anderson Energy Total Return Fund, Inc.
7/1/2013 - 6/30/2014
Issuer	Symbol	CUSIP	Meeting Date	Matter:	Proposed by (I)ssuer or (S)hrhldr	Vote Cast?	How Voted	For/Against Mgmt

CAPITAL PRODUCT PARTNERS L.P.	CPLP	Y11082107	7/22/2013	ELECT:
				Keith Forman	I	YES	FOR	FOR
				E.G. Bairactaris	I	YES	FOR	FOR

SEADRILL LIMITED	SDRL	G7945E105	9/20/2013	TO RE-ELECT AS A DIRECTOR OF THE COMPANY:
				John Fredriksen	I	YES	FOR	FOR
				Tor Olav Troim	I	YES	FOR	FOR
				Kate Blankenship	I	YES	FOR	FOR
				Kathrine Fredriksen	I	YES	FOR	FOR
				Carl Erik Steen	I	YES	FOR	FOR
				Bert Bekker	I	YES	FOR	FOR
				Paul Leand, Jr.	I	YES	FOR	FOR

				TO AMEND:	I	YES	FOR	FOR
The Company's By-Laws Nos. 57 (A), 89, 93 (B), 103, 104, 105, 106 (A), 110, and 111

				TO APPOINT:	I	YES	FOR	FOR
PricewaterhouseCoopers LLP as auditor and to authorize the directors to determine their remuneration.

				TO APPROVE:	I	YES	FOR	FOR
The remuneration of the Company's Board of Directors of a total amount of fees not to exceed US$1,500,000 for the year ended December 31, 2013.

GOLAR LNG PARTNERS L.P.	GMLP	Y2745C102	9/20/2013	TO ELECT:	I	YES	FOR	FOR
Bart Veldhuizen as a Class I Director of the Partnership whose term will expire at the 2016 annual meeting of limited partners.

CRESTWOOD MIDSTREAM PARTNERS L.P.	CMLP	226372100	10/4/2013	APPROVE:	I	YES	FOR	FOR

Agreement & plan of merger, by & among Crestwood Midstream Partners LP ("Crestwood"), Crestwood Gas Services GP LLC, the General Partner of Crestwood, Crestwood Holdings LLC, the parent company of CMLP GP, Inergy Midstream, L.P., NRGM GP, LLC, The General Partner of Inergy Midstream, Inergy L.P., the indirect parent company of NRGM GP, LLC, & Intrepid Merger Sub, LLC.

				APPROVE:	I	YES	FOR	FOR
The adjournment of the special meeting, if necessary or appropriate to solicit additional proxies, if there are not sufficient votes to approve the merger agreement at the time of the special meeting.

				APPROVE:	I	YES	FOR	FOR
On an advisory (non-binding basis), the compensation payments that will or may be paid by Crestwood to its named executive officers in connection with the merger.

ENTERPRISE PRODUCTS PARTNERS L.P.	EPD	293792107	9/30/2013	APPROVE:	I	YES	FOR	FOR
The amendment and restatement of the 2008 Enterprise Products long-term incentive plan.

				APPROVE:	I	YES	FOR	FOR
The amendment and restatement of the EPD unit purchase plan.

PLAINS ALL AMERICAN PIPELINE, L.P.	PAA	726503105	11/19/2013	APPROVE:	I	YES	FOR	FOR
The Plains All American 2013 Long-term incentive plan.

				APPROVE:	I	YES	FOR	FOR
The adjournment of the special meeting to a later date or dates, if deemed necessary or appropriate by the general partner, to solicit additional proxies.

NAVIOS MARITIME PARTNERS L.P.	NMM	Y62267102	12/4/2013	TO ELECT:	I	YES	FOR	FOR
Dimitris P. Gkouras as Director

				RATIFY:	I	YES	FOR	FOR
The appointment of PricwaterhouseCoopers as the company's independent public accountants for the fiscal year ending December 31, 2013.

SEASPAN CORPORATION	SSW	Y75638208	1/28/2014	APPROVE:	I	YES	FOR	FOR

Adoption of an amendment to Seaspan Corporation's amended and restated articles of incorporation to increase the number of authorized preferred shares from 65,000,000 to 150,000,000, with a corresponding increase in the number of authorized shares of capital stock from 290,000,100 to 375,000,100.

				APPROVE:	I	YES	FOR	FOR

Adoption of an amendment to Seaspan Corporation's amended and restated articles of incorporation to declassify the Board of Directors of Seaspan Corporation and provide for the annual election of the members of the Board of Directors.

PVR PARTNERS, L.P.	PVR	693665101	3/20/2014	TO CONSIDER AND VOTE:	I	YES	FOR	FOR

On a proposal to adopt the agreement and plan of merger, dated as of October 9, 2013 (as it may be amended from time to time), which is referred to as the merger agreement, by and among PVR, PVR GP, LLC, the General partner of PVR, Regency Energy partners LP, and Regency GP LP, the General Partner of Regency, and the transactions contemplated thereby,

				TO CONSIDER AND VOTE:	I	YES	FOR	FOR

On a proposal to approve the adjournment of the PVR special meeting, if necessary, to solicit additional proxies if there are not sufficient votes to adopt the merger agreement at the time of the special meeting.

				TO CONSIDER AND VOTE:	I	YES	FOR	FOR
On a proposal to approve, on an advisory (non-binding) basis, the related compensation payments that will or may be paid by PVR to its named executive officers in connection with the merger.

SPECTRA ENERGY CORP.	SE	847560109	4/15/2014	TO ELECT AS DIRECTOR:	I	YES	FOR	FOR
Gregory L. Ebel
Austin. A. Adams
Joseph Alvarado
Pamela L. Carter
Clarence P. Cazelot, Jr.
F. Anthony Comper
Peter B. Hamilton
Michael McShane
Michael G. Morris
Michael EJ Phelps

				RATIFICATION:	I	YES	FOR	FOR
Of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for fiscal year 2014.

				ADVISORY RESOLUTION:	I	YES	FOR	FOR
To approve executive compensation.

				SHAREHOLDER PROPOSAL:	S	YES	AGAINST	FOR
Concerning disclosure of political contributions.

				SHAREHOLDER PROPOSAL:	S	YES	AGAINST	FOR
Concerning methane emissions target.

MARATHON PETROLEUM CORPORATION	MPC	56585A102	4/30/2014	TO ELECT AS DIRECTOR:	I	YES	FOR	FOR
Steven A. Davis
Gary R. Heminger
John W. Snow
John P. Surma

				RATIFICATION:	I	YES	FOR	FOR
Of the selection of PricewaterhouseCoopers LLP as the company's independent auditor for 2014.

				ADVISORY APPROVAL:	I	YES	FOR	FOR
Of the company's 2014 named executive officer compensation.

				SHAREHOLDER PROPOSAL:	S	YES	AGAINST	FOR
Seeking the adoption of quantitative greenhouse gas emission reduction goals and associated reports.

				SHAREHOLDER PROPOSAL:	S	YES	AGAINST	FOR
Seeking a report on corporate lobbying expenditures, policies and procedures.

ENBRIDGE INC.	ENB	29250N105	5/7/2014	TO ELECT AS DIRECTOR:	I	YES	FOR	FOR
David A Arledge
James J. Blanchard
J. Lorne Braithwaite
J. Herb England
Charles W. Fischer
V.M. Kempston Darkes
David A. Leslie
Al Monaco
George K. Petty
Charles E. Schultz
Dan C. Tutcher
Catherine L. Williams

				APPOINT:	I	YES	FOR	FOR
PricewaterhouseCoopers LLP as auditors.

				INCREASE:	I	YES	FOR	FOR
The number of shares reserved under our stock option plans.

				AMEND, CONTINUE AND APPROVE:	I	YES	FOR	FOR
The shareholder rights plan.

				VOTE:	I	YES	FOR	FOR
On the approach to executive compensation.

PEABODY ENERGY CORPORATION	BTU	704549104	5/8/2014	TO ELECT AS DIRECTOR:	I	YES	FOR	FOR
Gregory H. Boyce
William A. Coley
William E. James
Robert B. Karn III
Henry E. Lentz
Robert A. Malone
William C. Rusnack
Michael W. Sutherlin
John F. Turner
Sandra A. Van Trease
Alan H. Washkowitz
Heather A. Wilson

				RATIFICATION:	I	YES	FOR	FOR
Of appointment of independent registered public accounting firm.

				ADVISORY RESOLUTION:	I	YES	FOR	FOR
To approve named executive officer compensation.

BONAVISTA ENERGY CORPORATION	BNP	09784Y108	5/1/2014	TO ELECT AS DIRECTOR:	I	YES	FOR	FOR
Keith A. MacPhail
Ian S. Brown
Michael M. Kanovsky
Sue Lee
Margaret A. McKenzie
Ronald J. Poelzer
Christopher P. Slubicki
Jason E. Skehar

				APPOINT:	I	YES	FOR	FOR
KPMG LLP, chartered accountants, as our auditors and to authorize the directors to fix their remuneration as such.

GIBSON ENERGY INC.	GEI	374825206	5/7/2014	TO ELECT AS DIRECTOR:	I	YES	FOR	FOR
James M. Estey
James J. Cleary
Donald R. Ingram
Marshall L. McRae
Mary Ellen Peters
Clayton H. Woitas
A. Stewart Hanlon

				TO PASS A RESOLUTION:	I	YES	FOR	FOR
Appointing PricewaterhouseCoopers LLP as our auditors, to serve as our auditors until the next annual meeting of shareholders and authorizing the Directors to fix their remuneration.

NRG YIELD, INC.	NYLD	62942X108	5/6/2014	TO ELECT AS DIRECTOR:	I	YES	FOR	FOR
David Crane
John F. Chlebowski
Kirkland B. Andrews
Brian R. Ford
Mauricio Gutierrez
Ferrell P. McClean
Christopher S. Sotos

				TO RATIFY:	I	YES	FOR	FOR
The appointment of KPMG LLP as the Company's independent registered public accounting firm for fiscal year 2014.

PHILLIPS 66	PSX	718546104	5/7/2014	TO ELECT AS DIRECTOR:	I	YES	FOR	FOR
William R. Loomis, Jr.
Glenn F. Tilton
Marna C. Whittington

				RATIFY:	I	YES	FOR	FOR
The appointment of Ernst & Young LLP as independent registered public accounting firm for 2014.

				ADVISORY, NON-BINDING VOTE:	I	YES	FOR	FOR
On the approval of executive compensation.

				VOTE:	S	YES	AGAINST	FOR
Greenhouse gas reduction goals.

CONSOL ENERGY INC.	CNX	20854P109	5/7/2014	TO ELECT AS DIRECTOR:	I	YES	FOR	FOR
J. Brett Harvey
Nicholas J. Deiuliis
Philip W. Baxter
James E. Altmeyer, Sr.
Alvin R. Carpenter
William E. Davis
Raj K. Gupta
David C. Hardesty, Jr.
Maureen E. Lally-Green
John T. Mills
William P. Powell
Joseph T. Williams

				RATIFICATION:	I	YES	FOR	FOR
Of anticipated selection of independent auditor: Ernst & Young LLP

APPROVAL:
				Of compensation paid in 2013 to Consol Energy Inc.'s named executives	I	YES	FOR	FOR

VOTE:
				On a shareholder proposal regarding political contributions.	S	YES	AGAINST	FOR

VOTE:
				On a shareholder proposal regarding a climate change report.	S	YES	AGAINST	FOR

VOTE:
				On a shareholder proposal regarding an independent board chairman.	S	YES	AGAINST	FOR

CRESCENT POINT ENERGY CORP.	CPG	22576C101	5/9/2014	TO FIX:	I	YES	FOR	FOR
The number of Directors of the corporation for the ensuing year at eight (8).

				DIRECTOR:	I	YES	FOR	FOR
Rene Amirault
Peter Bannister
Kenney F. Cugnet
D. Hugh Gillard
Robert F. Heinemann
Gerald A. Romanzin
Scott Saxberg
Gregory G. Turnbull

				RESOLUTION:	I	YES	FOR	FOR
To approve an amendment to the corporation's restricted share bonus plan.

				RESOLUTION:	I	YES	FOR	FOR
Authorizing certain amendments to the corporation's articles of incorporation to implement a share dividend program.

				APPOINTMENT:	I	YES	FOR	FOR
Of Pricewaterhouse Coopers LLP, chartered accountants, as auditors of the corporation and authorize the Board of Directors of the corporation to fix their remuneration as such.

				ADVISORY RESOLUTION:	I	YES	FOR	FOR
To accept the corporation's approach to executive compensation.

U.S. SILICA HOLDINGS, INC.	SLCA	90346E103	5/8/2014	DIRECTOR:	I	YES	FOR	FOR
Daniel Avramovich
Peter Bernard
William J. Kacal
Charles Shaver
Bryan A. Shinn
J. Michael Stice

				RATIFICATION:	I	YES	FOR	FOR
Of appointment of Grant Thornton LLP as independent registered public accounting firm for 2014.

				ADVISORY VOTE:	I	YES	FOR	FOR
To approve the compensation of the named executive officers, as disclosed in the proxy statement.

ADVISORY VOTE:
On the frequency of the advisory vote to approve the compensation of the named executive officers.
				1 year	I	YES	FOR	FOR
2 years
3 years
Abstain

INTER PIPELINE LTD.	IPL	45833V109	5/12/2014	TO FIX:	I	YES	FOR	FOR

The number of shareholders to be elected at the meeting at seven members and to elect seven directors to hold office until the next annual meeting of our shareholders or until their successors are elected or appointed.

				DIRECTOR:	I	YES	FOR	FOR
Richard Shaw
David Fesyk
Lorne Brown
Duane Keinick
William Robertson
Brant Sangster
Alison Taylor Love

				APPOINT:	I	YES	FOR	FOR
Ernst & Young LLP as auditors to serve until the next annual meeting of shareholders, the audit committee will recommend EY's compensation to the Board for its review and approval.

				SPECIAL RESOLUTION:	I	YES	FOR	FOR
Authorizing an amendment to our articles to create a new class of preferred shares designated as "Class A Preferred Shares."

				APPROVE:	I	YES	FOR	FOR
The shareholder rights plan agreement which gives effect to the rights plan and the issuance of all rights.

ARC RESOURCES LTD.	ARX	00208D408	5/14/2014	DIRECTOR:	I	YES	FOR	FOR
John P. Dielwart
Fred J. Dyment
Timothy J. Hearn
James C. Houck
Harold N. Kvisle
Kathleen M. O'Neill
Herbert C. Pinder, Jr.
William G. Sembo
Myron M. Stadnyk
Mac H. Van Wielingen

				APPOINT:	I	YES	FOR	FOR

Deloitt LLP, chartered accountants, as auditors to hold office until the close of the next annual meeting of the corporation, at such remuneration as may be determined by the Board of Directors of the corporation.

				RESOLUTION:	I	YES	FOR	FOR
To approve the corporations advisory vote on executive compensation.

NISOURCE INC.	NI	65473P105	5/13/2014	DIRECTOR:	I	YES	FOR	FOR
Richard A. Abdoo
Aristides S. Candris
Sigmund L. Cornelius
Michael E. Jesanis
Marty R. Kittrell
W. Lee Nutter
Deborah S. Parker
Robert C. Skaggs, Jr.
Teresa A. Taylor
Richard L. Thompson
Carolyn Y. Woo

				ADVISORY APPROVAL:	I	YES	FOR	FOR
Of executive compensation.

				RATIFY:	I	YES	FOR	FOR
The appointment of Deloitte & Touche LLP as the company's independent registered public accountants.

				TO CONSIDER:	S	YES	AGAINST	FOR
A stockholder proposal regarding reports on political contributions.

BAYTEX ENERGY CORP.	BTE	07317Q105	5/15/2014	FIXING:	I	YES	FOR	FOR
The number of Directors of Baytex to be elected at nine.

				DIRECTOR:	I	YES	FOR	FOR
James L. Bowzer
John A. Brussa
Raymond T. Chan
Edward Chwyl
Naveen Dargan
R.E.T. (Rusty) Goepel
Gregory K. Melchin
Mary Ellen Peters
Dale O. Shwed

				APPOINT:	I	YES	FOR	FOR
Deloitte LLP, chartered accountants, as auditors of Baytex for the ensuing year and to authorize the directors of Baytex to fix their remuneration.

				ADVISORY RESOLUTION:	I	YES	FOR	FOR
To accept the approach to executive compensation.

				APPROVE:	I	YES	FOR	FOR
A by-law respecting advance notice for the nomination of directors.

PEMBINA PIPELINE CORPORATION	PBA	706327103	5/9/2014	DIRECTOR:	I	YES	FOR	FOR
Grand D. Billing
Thomas W. Buchanan
Michael H. Dilger
Randall J. Findlay
Lorne B. Gordon
David M.B. Legresley
Robert B. Michaeleski
Leslie A. O'Donoghue
Jeffrey T. Smith

				APPOINT:	I	YES	FOR	FOR
KPMG LLP, chartered accountants, as the auditors of the corporation for the ensuing financial year at a remuneration to be fixed by management.

				RESOLUTION:	I	YES	FOR	FOR

Approving and authorizing the amendments to the stock option plan, including an increase to the number of common shares reserved for issuance under the plan, and an amendment to the individuals eligible to participate in the plan.

				ACCEPT:	I	YES	FOR	FOR
The approach to executive compensation.

HOLLYFRONTIER CORPORATION	HFC	436106108	5/14/2014	DIRECTOR:	I	YES	FOR	FOR
Douglas Y. Bech
Leldon E. Echols
R. Kevin Hardage
Michael C. Jennings
Robert J. Kostelnik
James H. Lee
Frankling Myers
Michael E. Rose
Tommy Valenta

				ADVISORY VOTE:	I	YES	FOR	FOR
To approve named executive officer compensation.

				RATIFY:	I	YES	FOR	FOR
The appointment of Ernst & Young LLP as the company's registered public accounting firm for the 2014 fiscal year.

				STOCKHOLDER PROPOSAL:	S	YES	AGAINST	FOR
Greenhouse Gas Emissions.

TRANSOCEAN LTD.	RIG	H8817H100	5/16/2014	2013 ANNUAL REPORT:	I	YES	FOR	FOR
Including consolidated financial statements and statutory financial statements of Transocean Ltd.

				DISCHARGE:	I	YES	FOR	FOR
Of Board of Directors and executive management from liability for activities during fiscal year 2013.

				APPROPRIATION:	I	YES	FOR	FOR
Of available earnings.

				DISTRIBUTION:	I	YES	FOR	FOR
Of a dividend out of capital contribution reserves of US$3.00 per outstanding share.

				AUTHORIZED:	I	YES	FOR	FOR
Share capital.

				REDUCTION:	I	YES	FOR	FOR
Of the maximum number of members of Board of Directors to 11 from 14.

				AMENDMENTS:	I	YES	FOR	FOR
To articles of association to implement the Minder Ordinance: Amendments regarding elections and related matters.

				AMENDMENTS:	I	YES	FOR	FOR
To articles of association to implement the Minder Ordinance: Binding shareholder ratification of the compensation of the Board of Directors and the executive management team.

				AMENDMENTS:	I	YES	FOR	FOR

To articles of association to implement the Minder Ordinance: Supplementary amount for persons assuming an executive management team position during a compensation period for which shareholder ratification has already been granted.

				AMENDMENTS:	I	YES	FOR	FOR
To articles of association to implement the Minder Ordinance: General principles and terms applicable to the compensation of the members of the Board of Directors and executive management team.

				AMENDMENTS:	I	YES	FOR	FOR
To articles of association to implement the Minder Ordinance: Permissible mandates of members of the Board of Directors and the executive management team.

				AMENDMENTS:	I	YES	FOR	FOR
To articles of association to implement the Minder Ordinance: Loans and post-retirement benefits beyond occupational pensions.

				AMENDMENT:	I	YES	FOR	FOR
To articles of association regarding the applicable vote standard for elections of directors, the chairman and members of the Compensation Committee.

				AMENDMENT:	I	YES	FOR	FOR
To the articles of association regarding shareholder agenda item requests pursuant to Swiss law.

				RE-ELECTION OF DIRECTOR:	I	YES	FOR	FOR
Ian C. Strachan
Glyn A. Barker
Vanessa C.L. Chang
Frederico F. Curado
Chad Deaton
Martin B. McNamara
Samuel Merksamer
Edward R. Muller
Steven L. Newman
Tan Ek Kia
Vincent J. Intrieri

				ELECTION:	I	YES	FOR	FOR
Of Ian C. Strachan as the Chairman of the Board of Directors for a term extending until completion of the next annual general meeting.

				ELECTION OF THE MEMBER OF THE COMPENSATION COMMITTEE:	I	YES	FOR	FOR
Frederico F. Curado
Martin B. McNamara
Tan Ek Kia
Vincent J. Intrieri

				ELECTION:	I	YES	FOR	FOR
Of Schweiger Advokatur / Notariat as the independent proxy for a term extending until the completion of the next annual general meeting.

				APPOINTMENT:	I	YES	FOR	FOR

Of Ernst & Young LLP as the company's independent registered public accounting firm for fiscal year 2014 and re-election of Ernst & Young Ltd, Zurich, as the company's auditor for a further one-year term.

				ADVISORY VOTE:	I	YES	FOR	FOR
To approve named executive officer compensation.

				RE-APPROVAL:	I	YES	FOR	FOR
Of the material terms of the performance goals under the long-term incentive plan of Transocean Ltd.

THE WILLIAMS COMPANIES, INC.	WMB	969457100	5/22/2014	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
Alan S. Armstrong
Joseph R. Cleveland
Kathleen B. Cooper
John A. Haag
Juanita H. Hinshaw
Ralph Izzo
Frank T. MacInnis
Eric W. Mandelblatt
Steven W. Nance
Murray D. Smith
Janice D. Stoney
Laura A. Sugg

				APPROVAL:	I	YES	FOR	FOR
Of the amendment to the Williams Companies, Inc. 2007 Incentive Plan

				APPROVAL:	I	YES	FOR	FOR
Of the amendment to the Williams Companies, Inc. 2007 Employee Stock Purchase Plan.

				RATIFICATION:	I	YES	FOR	FOR
Of Ernst & Young LLP as auditors for 2014.

				APPROVAL:	I	YES	FOR	FOR
By non-binding advisory vote, of the company's executive compensation.

KINDER MORGAN, INC.	KMI	49456B101	5/19/2014	DIRECTOR:	I	YES	FOR	FOR
Richard D. Kinder
Steven J. Kean
Anthony W. Hall, Jr.
Deborah A. Macdonald
Michael J. Miller
Michael C. Morgan
Fayez Sarofim
C. Park Shaper
Joel V. Staff
John M. Stokes
Robert F. Vagt

				RATIFICATION:	I	YES	FOR	FOR
Of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for 2014.

				STOCKHOLDER PROPOSAL:	S	YES	AGAINST	FOR
Relating to a report on the company's response to climate change.

				STOCKHOLDER PROPOSAL:	S	YES	AGAINST	FOR
Relating to a report on methane emissions and pipeline maintenance.

				STOCKHOLDER PROPOSAL:	S	YES	AGAINST	FOR
Relating to an annual sustainability report.

ONEOK, INC.	OKE	682680103	5/21/2014	DIRECTOR:	I	YES	FOR	FOR
James C. Day
Julie H. Edwards
William L. Ford
John W. Gibson
Bert H. Mackie
Steven J. Malcolm
Jim W. Mogg
Pattye L. Moore
Gary D. Parker
Eduardo A. Rodriguez
Terry K. Spencer

				RATIFICATION:	I	YES	FOR	FOR
Of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of Oneok, Inc.

				ADVISORY VOTE:	I	YES	FOR	FOR
To approve the company's executive compensation.

				SHAREHOLDER PROPOSAL:	S	YES	AGAINST	FOR
Regarding publication of a report on methane emissions.

THE SOUTHERN COMPANY	SO	842587107	5/28/2014	DIRECTOR:	I	YES	FOR	FOR
J.P. Baranco
J.A. Boscia
H.A. Clark III
T.A. Fanning
D.J. Grain
V.M. Hagen
W.A. Hood, Jr.
L.P. Hudson
D.M. James
D.E. Klein
W.G. Smith, Jr.
S.R. Specker
E.J. Wood III

				RATIFICATION:	I	YES	FOR	FOR
Of the appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for 2014.

				ADVISORY VOTE:	I	YES	FOR	FOR
To approve named executive officer compensation.

				STOCKHOLDER PROPOSAL:	S	YES	AGAINST	FOR
On an independent Board Chair.

ENSCO PLC	ESV	G3157S106	5/19/2014	RE-ELECTION OF DIRECTOR:	I	YES	FOR	FOR
J. Roderick Clark
Roxanne J. Decyk
Mark E. Francis CBE
C. Christopher Gaut
Gerald W. Haddock
Francis S. Kalman
Daniel W. Rabun
Keith O. Rattie
Paul E. Rowsey, III

				TO AUTHORIZE:	I	YES	FOR	FOR
The Board of Directors to allot shares.

				TO RATIFY:	I	YES	FOR	FOR
The Audit Committee's appointment of KMPG LLP as the independent registered public accounting firm for the year ended 31 December 2014.

				TO RE-APPOINT:	I	YES	FOR	FOR
KMPG Audit plc as the U.K. statutory auditors under the U.K. Companies Act 2006.

				TO AUTHORIZE:	I	YES	FOR	FOR
The Audit Committee to determine the U.K. statutory auditor's remuneration.

				TO APPROVE:	I	YES	FOR	FOR
The Directors' remuneration policy.

				NON-BINDING ADVISORY VOTE:	I	YES	FOR	FOR
To approve the Directors' remuneration report for the year ended 31 December 2013.

				NON-BINDING ADVISORY VOTE:	I	YES	FOR	FOR
To approve the compensation to the named executive officers.

				NON-BINDING ADVISORY VOTE:	I	YES	FOR	FOR
To approve the report of the auditors and the Directors and the U.K. statutory accounts for the year ended 31 December 2013.

				TO APPROVE:	I	YES	FOR	FOR
A capital reorganization.

				TO APPROVE:	I	YES	FOR	FOR
The disapplication of pre-emption rights.

TARGA RESOURCES CORP.	TRGP	87612G101	5/29/2014	DIRECTOR:	I	YES	FOR	FOR
Charles R. Crisp
Laura C. Fulton
James W. Whalen

				RATIFICATION:	I	YES	FOR	FOR
Of selection of independent auditors.

				ADVISORY VOTE:	I	YES	FOR	FOR
On executive compensation.

				SHAREHOLDER PROPOSAL:	S	YES	AGAINST	FOR
Regarding publication of a report on methane emissions.

BUCKEYE PARTNERS, L.P.	BPL	118230101	6/3/2014	DIRECTOR:	I	YES	FOR	FOR
Forrest E. Wylie
Barbara J. Duganier
Joseph A. Lasala, Jr.
Martin A. White

				RATIFICATION:	I	YES	FOR	FOR
Of the selection of Deloitte & Touche LLP as Buckeye Partners, L.P.'s independent registered public accountants for 2014.

				APPROVAL:	I	YES	FOR	FOR
In an advisory vote, of the compensation of Buckeye's named executive officers.

MARKWEST ENERGY PARTNERS, L.P.	MWE	570759100	6/6/2014	DIRECTOR:	I	YES	FOR	FOR
Frank M. Semple
Donald D. Wolf
W.A. Bruckmann III
Michael L. Beatty
Charles K. Dempster
Donald C. Heppermann
Randall J. Larson
Anne E. Fox Mounsey
Williams P. Nicoletti

				TO APPROVE:	I	YES	FOR	FOR
On an advisory basis, the compensation of the partnership's named executive officers.

				RATIFICATION:	I	YES	FOR	FOR
Of Deloitte & Touche LLP as the partnership's independent registered public accountants for the fiscal year ending December 31, 2014.

BREITBURN ENERGY PARTNERS L.P.	BBEP	106776107	6/19/2014	DIRECTOR:	I	YES	FOR	FOR
Randall H. Breitenbach
David B. Kilpatrick

				ADVISORY PROPOSAL:	I	YES	FOR	FOR
To approve the compensation of the named executive officers of Breitburn GP, LLC.

				RATIFICATION:	I	YES	FOR	FOR
Of the appointment of PricewaterhouseCoopers, LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2014.

PENGROWTH ENERGY CORPORATION	PGH	70706P104	6/24/2014	APPOINTMENT:	I	YES	FOR	FOR
Of KPMG LLP as auditors of the corporation for the ensuing year and authorizing the directors to fix their remunerations.

				DIRECTOR:	I	YES	FOR	FOR
Derek W. Evans
John B. Zaozirny
Wayne K. Foo
Kelvin B. Johnston
James D. McFarland
Michael S. Parrett
A. Terence Poole
Barry D. Stewart
D. Michael G. Stewart

				ADVISORY VOTE:	I	YES	FOR	FOR
On a resolution to accept the corporation's approach to executive compensation.